Share-based payments (Tables)	12 Months Ended
Sep. 30, 2021
Share-based payments
Summary of terms and conditions of share-based payment arrangements

Scheme name	Westpac Long Term Variable Reward Plan (LTVR)	Westpac Performance Plan (WPP)	Restricted Share Plan (RSP)	Employee Share Plan (ESP)
Type of share-based payment	Share rights (allocated at no cost).	Share rights (allocated at no cost).	Westpac ordinary shares (allocated at no cost).	Westpac ordinary shares (allocated at no cost) of up to $1,000 per employee per year.
How it is used	Aligns executive remuneration and accountability with shareholder interests over the long term.	Primarily used for mandatory deferral of a portion of short-term variable reward for New Zealand employees and key employees based outside Australia.	Primarily used to reward key employees and for mandatory deferral of a portion of short-term variable reward for Australian employees and some other offshore jurisdictions.	To reward eligible Australian employees (unless they have already been provided instruments under another scheme for the previous year).
Exercise price	Nil	Nil	n/a	n/a
Performance hurdles	For the 2020 and 2021 awards: relative Total Shareholder return (TSR) over a four-year performance period.	None	None	None

For the 2017, 2018 and 2019 awards: TSR over a four-year performance period and average cash Return on Equity (cash ROE) over a three-year performance period plus one-year holding lock, each applying to half of the award.

Note 32. Share-based payments (continued)

Scheme name	Westpac Long Term Variable Reward Plan (LTVR)	Westpac Performance Plan (WPP)	Restricted Share Plan (RSP)	Employee Share Plan (ESP)
Service conditions	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the restriction period or as determined by the Board.	Shares must normally remain within the ESP for three years from granting unless the employee leaves Westpac.
Vesting period (period over which expenses are recognised)	4 years	Defined period set out at time of grant.	Defined period set out at time of grant.	1 year
Treatment at end of term	Automatically exercised at the end of the term.	Automatically exercised at the end of the term.	Vested shares are released from the RSP at the end of the vesting period.	Shares are released at the end of the restriction period or when the employee leaves Westpac.
Does the employee receive dividends and voting rights during the vesting period?	No	No	Yes	Yes

Schedule of share-based payment schemes

(i)    Westpac Long-Term Variable Reward Plan (LTVR)

	Outstanding					Outstanding
	as at beginning	Granted during	Exercised	Lapsed during	Outstanding as at	and exercisable
	of year	the year	during the year	the year	end of year	as at end of year
2021
Share rights	3,066,326	1,383,986	1,571	788,911	3,659,830	2,148
Weighted average remaining contractual life	12.4 years				12.7 years

2020
Share rights	4,554,589	779,581	-	2,267,844	3,066,326	3,719

The weighted average fair value at grant date of LTVR share rights issued during the year was $6.56 (2020: $28.44).

(ii)    Westpac Performance Plan (WPP)

	Outstanding					Outstanding
	as at beginning	Granted during	Exercised	Lapsed during	Outstanding as at	and exercisable
	of year	the year	during the year	the year	end of year	as at end of year
2021
Share rights
One-year vesting period	206,241	33,145	83,204	36,041	120,141	86,996
Two-year vesting period	292,941	34,352	85,090	40,433	201,770	63,704
Three-year vesting period	76,848	9,281	29,179	630	56,320	9,796
Four-year vesting period	381,105	164,742	42,724	14,783	488,340	11,065
Total share rights	957,135	241,520	240,197	91,887	866,571	171,561
Weighted average remaining contractual life	12.8 years				12.6 years

2020
Share rights	786,466	438,858	175,957	92,232	957,135	164,219

The weighted average fair value at grant date of WPP share rights issued during the year was $18.27 (2020: $24.68).

Note 32. Share-based payments (continued)

(iii)  Restricted Share Plan (RSP)

	Outstanding				Outstanding
	as at beginning	Granted during		Forfeited	as at end
Allocation date	of year	the year	Released	during the year	of year
2021	4,389,161	2,165,046	2,012,519	226,613	4,315,075
2020	4,773,171	2,100,030	2,081,545	402,495	4,389,161

The weighted average fair value at grant date of RSP shares issued during the year was $20.63 (2020: $23.88).

(iv)Employee Share Plan (ESP)

			Average
			number
			of shares	Total number
	Allocation	Number of	allocated per	of shares	Market	Total
	date	participants	participant	allocated	price per share[1]	fair value
2021	20 November 2020	27,078	52	1,408,056	$19.20	$27,034,675
2020	21 November 2019	25,725	38	977,550	$26.20	$25,611,810

1.	The market price per share for the allocation is based on the five day volume-weighted average price up to the grant date.